Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs Abstract [Abstract]
Disclosure of detailed information about borrowings

	December 31, 2020	December 31, 2021
Noncurrent:
Term loans	$1,956,148	$1,715,833
Current:
Term loans	381,807	297,266
Total	$2,337,955	$2,013,099
Movements in interest bearing borrowings during the reporting period were as follows:

	December 31, 2020	December 31, 2021
Opening balance	$2,729,167	$2,337,955
New loans and borrowings	2,816,871	618,414
Repayments	(3,283,861)	(882,191)
Other	75,778	(61,079)
Ending balance	$2,337,955	$2,013,099
The following table summarizes term loan facilities. The below arrangements are all considered to be secured with the exception of the Mubadala Treasury Holding Company Loan Facility, which is unsecured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2020 Carrying Amount	2021 Carrying Amount
PILOT Bonds(1)	USD	Variable Rate Note(1)	Monthly	Annually	2021	10,457	—
Accounts Receivable Factoring	USD	LIBOR + 0.60% - 0.90%	Monthly	Monthly	2022	86,944	16,345
2018 Tool Equipment Purchase and Lease Financing(2)	USD	LIBOR + 1.60%	Quarterly	Quarterly	2023	74,250	74,668
2019 Tool Equipment Purchase and Lease Financing(3)	USD	LIBOR + 1.75%	Quarterly	Quarterly	2024	83,812	84,251
2019 USD Dresden Equipment Financing(4)	USD	LIBOR + 1.75%	Semi-Annual	Semi-Annual	2024	35,473	35,628
2018 IKB Term Loan	EUR	EURIBOR + 2.50%	Semi-annual	Semi-annual	2024	12,240	11,283
2020 USD Equipment Financing(5)	USD	LIBOR + 1.90%	Quarterly	Quarterly	2025	58,539	58,893
2019 EUR Dresden Equipment Financing(4)	EUR	EURIBOR + 1.75%	Semi-Annual	Semi-Annual	2026	15,366	14,096
TPI Loan	EUR	2.60%	Quarterly	Monthly	2026	2,687	1,962
i. Park East Fishkill(6)	USD	0.30%	Monthly	Monthly	2027	2,039	140
Current total						381,807	297,266
Noncurrent:
2018 Tool Equipment Purchase and Lease Financing(2)	USD	LIBOR + 1.60%	Quarterly	Quarterly	2023	93,401	18,733
2019 Tool Equipment Purchase and Lease Financing(3)	USD	LIBOR + 1.75%	Quarterly	Quarterly	2024	190,186	105,935
2019 USD Dresden Equipment Financing(4)	USD	LIBOR + 1.75%	Semi-Annual	Semi-Annual	2024	179,779	144,151
2018 IKB Term Loan	EUR	EURIBOR + 2.50%	Semi-annual	Semi-annual	2024	36,815	22,613
2020 USD Equipment Financing(5)	USD	LIBOR + 1.90%	Quarterly	Quarterly	2025	211,382	152,493
USD Term Loan A	USD	LIBOR + 2.90%	Quarterly	Semi-Annual	2025	646,005	647,287
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	101,380	93,529
2019 EUR Dresden Equipment Financing(4)	EUR	EURIBOR + 1.75%	Semi-Annual	Semi-Annual	2026	474,522	422,908
TPI Loan	EUR	2.60%	At Maturity	At Maturity	2026	11,053	8,238
i. Park East Fishkill(6)	USD	0.30%	Monthly	Monthly	2027	11,625	9,619
2021 SGD EDB Loan	SGD	1.40%	Semi-annual	Semi-annual	2041	—	90,327
Noncurrent total						1,956,148	1,715,833
Total						$2,337,955	$2,013,099
(1)The interest rate for the PILOT bonds is reset on a weekly basis by the bank based on prevailing market conditions, not to exceed 12% per annum. The weighted average interest rates were 0.91% and 0.14% for 2020 and 2021, respectively.
(2)On March 2, 2018, GLOBALFOUNDRIES SINGAPORE PTE, LTD. (“GFS”) entered into several Equipment Purchase and Lease Agreements with 4 banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ Fabs in Singapore for a total of $375,000. The total minimum lease payments amount to $375,000, to be paid in equal quarterly installments through March 1, 2023.
(3)On January 21, 2019, GFS entered into several Equipment Purchase Agreements and Lease Agreements with five banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ Fabs in Singapore for a total of $425,000.
(4)On October 31, 2019, the Company, GLOBALFOUNDRIES Dresden Module One Limited Liability Company & Co., KG. and GLOBALFOUNDRIES Dresden Module Two Limited Liability Company & Co. KG. entered into a term facilities agreement with Bank of America Merrill Lynch International Designated Activity Company and ING Bank, a branch of ING-DIBA AG, as coordinating mandated lead arrangers, and Bank of America Merrill Lynch International Designated Activity Company as facility and security agent, which provides a maximum incremental facility commitment totaling $750,000 secured by certain qualifying equipment assets.
(5)On April 23, 2020, GLOBALFOUNDRIES SINGAPORE PTE, LTD. entered into several Equipment Purchase Agreements and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $300,000.
(6)On September 1, 2017, the Company completed a sale and partial leaseback transaction of a portion of its facilities in East Fishkill, New York to i. Park East Fishkill LLC and ii. Park East Fishkill I LLC. Due to the Company’s ongoing involvement with the properties sold and leased back, the transaction has been accounted for as financing. The total transaction amounted to $22,950, which consists of $17,150 cash and buyer’s assumption of certain liabilities of $5,800.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

		December 31, 2020	December 31, 2021
SGD EDB Loan	Committed	$—	$1,028,602
Citibank Revolving Credit Facility	Committed	403,271	1,009,505
Societe Generale Singapore Factoring	Committed	34,756	75,355
Societe Generale Singapore Revolving Credit Facility	Uncommitted*	23,958	27,150
Deutsche Bank	Uncommitted*	3,122	3,163
Citibank—USD	Uncommitted*	780	806
JPMorgan Chase PILOT Letter of Credit	Committed	12,211	—
Mubadala Development Corporation Revolving Credit Facility	Committed	400,000	—
Total		$878,098	$2,144,581
*Uncommitted facility is a facility is a credit facility made available to the Company but the lender is not obligated to loan funds.